Short-Term Borrowngs (Tables)	6 Months Ended
Jun. 30, 2024
Short-Term Borrowngs [Abstract]
Schedule of Short-Term Borrowngs
	June 30, 2024	December 31, 2023
Short-term borrowings from financial institutions other than banks	$4,866,616	$671,355
Short-term borrowings from banks	2,792,400	2,213,164
	$7,659,016	$2,884,519